SCHEDULE OF MATURITY DATES OF CONVERTIBLE NOTES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 30, 2020
Debt Instrument [Line Items]
Total Principal Outstanding		$ 37,714,966	$ 5,775,767
Convertible Note 1 [Member]
Debt Instrument [Line Items]
Total Principal Outstanding		$ 37,714,966